Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment	PROPERTY, PLANT AND EQUIPMENT

As at December 31, 2023 (millions of dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	21,224	6,885	1,160	15,499
Distribution	13,511	4,598	207	9,120
Communication	1,589	1,276	58	371
Administration and service	2,334	1,129	80	1,285
Easements	718	119	—	599
	39,376	14,007	1,505	26,874

As at December 31, 2022 (millions of dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	20,162	6,641	938	14,459
Distribution	12,707	4,380	107	8,434
Communication	1,528	1,197	100	431
Administration and service	2,120	1,065	85	1,140
Easements	701	88	—	613
	37,218	13,371	1,230	25,077
Financing charges capitalized on property, plant and equipment under construction were $66 million in 2023 (2022 - $57 million).